Note 11 - Equity (Details Textual)													3 Months Ended		4 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 16, 2023 shares	Aug. 29, 2023 $ / shares shares	Jul. 08, 2023 shares	May 01, 2023 $ / shares shares	Mar. 15, 2023 shares	Feb. 23, 2023 $ / shares shares	Feb. 16, 2023 USD ($) $ / shares shares	Nov. 23, 2022	Sep. 15, 2022 USD ($) $ / shares shares	Aug. 17, 2022 USD ($) shares	Jul. 05, 2022 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 12, 2024	Jul. 15, 2023 shares	Jun. 15, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jul. 04, 2022 $ / shares shares	Dec. 31, 2021 $ / shares
Proceeds from Issuance or Sale of Equity | $																			$ 4,643,000	$ 290,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 19.9														$ 19.9			$ 19.9	$ 19.9	$ 21.73						$ 72.12
Stock Repurchased and Retired During Period, Shares (in shares)		355
Shares Authorized (in shares)	260,000,000														260,000,000			260,000,000	260,000,000
Common Stock, Shares Authorized (in shares)	100,000,000												100,000,000		100,000,000	100,000,000		100,000,000	100,000,000	256,880,000
Preferred Stock, Shares Authorized (in shares)	3,120,000												1,000,000		3,120,000	1,000,000		3,120,000	3,120,000
Share-Based Payment Arrangement, Expense | $													$ 2,316,000	$ 78,000		$ 2,433,000	$ 226,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value | $																1,600	0			$ 692,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $	$ 0												0		$ 0	0		$ 0	$ 0	$ 0
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $	$ 434,000												621,000		$ 434,000	$ 621,000		$ 434,000	$ 434,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)				327,421												335,728			82,775
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)				5 years															5 years	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in shares)				37,709												185,704			25,676
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)				3 years
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense | $													$ 1,296,000	$ 78,000		$ 1,413,000	$ 226,000		$ 295,000	$ 60,000
The Merger [Member]
Business Acquisition, Conversion Rate of Shares																					0.104
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																113,522
The Merger [Member] | Forecast [Member]
Business Acquisition, Conversion Rate of Shares																					0.104
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio									750
Previously Reported [Member]
Common Stock, Shares Authorized (in shares)	256,880,000														256,880,000			256,880,000	256,880,000	256,880,000
Preferred Stock, Shares Authorized (in shares)	3,120,000														3,120,000			3,120,000	3,120,000	3,120,000
Conversion of Series B Preferred Stock to Common Stock [Member]
Preferred Stock, Mandatory Conversion Feature, Offering Proceeds Threshold | $	$ 1,000														$ 1,000			$ 1,000	$ 1,000
Preferred Stock, Convertible, Conversion Ratio	1														1			1	1
Conversion of Stock, Shares Converted (in shares)	1,516,199
Preferred Stock, Mandatory Conversion Feature, Company Valuation | $	$ 18,000														$ 18,000			$ 18,000	$ 18,000
Consulting Fees [Member] | Related Party [Member]
Shares Issued, Price Per Share (in dollars per share) | $ / shares					$ 0.0394
Stock Issued During Period, Shares, Issued for Services (in shares)					29,636
August 2022 Securities Purchase Agreement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)											1,387
Series C Preferred Unit Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			812,500
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1		1										1		1	1		1	1
Class of Warrant or Right, Combined Purchase Price (in dollars per share) | $ / shares			$ 12.31
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 24.62		$ 24.62										$ 24.62		$ 24.62	$ 24.62		$ 24.62	$ 24.62
Warrants and Rights Outstanding, Term (Year)	3 years												3 years		3 years	3 years		3 years	3 years
Warrants or Rights Issued (in shares)															79,026
Noncash Warrants Issued (in shares)															81,250
Tranche A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	54,782														54,782			54,782	54,782						20,642
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 7.21														$ 7.21			$ 7.21	$ 7.21						$ 28.85
Class of Warrant or Right, Exercise Price, Purchase Price Numerator | $	$ 50,000														$ 50,000			$ 50,000	$ 50,000
Tranche B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	27,253														27,253			27,253	27,253
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 7.21														$ 7.21			$ 7.21	$ 7.21
Class of Warrant or Right, Exercise Price, Purchase Price Numerator | $	$ 150,000														$ 150,000			$ 150,000	$ 150,000
WPC Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																								12,827
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																								$ 0.0455
Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																						629,039	629,039
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																							$ 0.096
Warrants and Rights Outstanding, Term (Year)																						5 years	5 years
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)												332,636
Preferred Stock, Shares Authorized (in shares)
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)						1,516,199	1,123,110											1,516,199
Shares Issued, Price Per Share (in dollars per share) | $ / shares							$ 1.78
Proceeds from Issuance of Preferred Stock and Preference Stock | $																		$ 2,700,000
Payments of Stock Issuance Costs | $																		92,000
Preferred Stock, Mandatory Conversion Feature, Offering Proceeds Threshold | $	$ 1,000,000														$ 1,000,000			$ 1,000,000	$ 1,000,000
Preferred Stock, Convertible, Conversion Ratio	1														1			1	1
Preferred Stock, Shares Authorized (in shares)	3,120,000														3,120,000			3,120,000	3,120,000	3,120,000
Series C Preferred Stock [Member]
Proceeds from Issuance or Sale of Equity | $															$ 1,969,000
Payments of Stock Issuance Costs | $															$ 67,000
Units Issued During Period, New Issues (in shares)			812,500												159,966
Class of Warrant or Right, Combined Purchase Price (in dollars per share) | $ / shares			$ 12.31
Preferred Stock, Mandatory Conversion Feature, Offering Proceeds Threshold | $	$ 2,000														$ 2,000			$ 2,000	$ 2,000
Preferred Stock, Shares Authorized (in shares)
Preferred Stock, Mandatory Conversion Feature, Company Valuation | $	$ 65,000														$ 65,000			$ 65,000	$ 65,000
Securities Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)								3,383,784		5,333
Proceeds from Issuance or Sale of Equity | $								$ 133,000		$ 250,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares								$ 0.0394		$ 46.83
Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)											1,040,000
Proceeds from Issuance or Sale of Equity | $											$ 40,000